Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Summary of financial Asset measured at fair value on recurring basis
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account—U.S. Treasury Securities (1)	$345,097,744	$—	$—
Liabilities:
Derivative warrant liabilities	$13,110,000	$—	$21,360,000

(1)	Excludes $914 of cash balance held within the Trust Account

Summary of fair value measurements inputs
The following table provides quantitative information regarding Level 3 f
a
ir value measurements inputs as their measurement dates:

As of September 30, 2021

Exercise price	$11.50
Stock price	$9.91
Volatility	26.6% - 45.2%
Term	5.17
Risk-free rate	1.0%
Dividend yield	0.0%

Summary of change in the fair value of the derivative warrant liabilities
The change in the fair value of the derivative warrant liabilities at level 3 for the nine months ended September 30, 2021 is summarized as follows:

Level 3—Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	35,175,000
Change in fair value of derivative warrant liabilities	(495,335)

Level 3—Derivative warrant liabilities at March 31, 2021	$34,679,665
Transfer to Level 1	(12,489,000)
Change in fair value of derivative warrant liabilities	(237,333)

Level 3—Derivative warrant liabilities at June 30, 2021	$21,953,332
Change in fair value of derivative warrant liabilitie s	(593,332)
Level 3—Derivative warrant liabilities at September 30, 2021	$21,360,000